Long-term debt - Information Per Loan 2 (Details) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended
	Feb. 06, 2020 USD ($)	Feb. 29, 2020 USD ($)	Mar. 23, 2020 USD ($)	May 31, 2019 USD ($)	Aug. 31, 2019 USD ($)	Nov. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)
Citibank $62,600 Facility
Debt Instrument [Line Items]
Initiation date							May 08, 2019
Amount drawn down				$ 62,563
Number of installments							20
Frequency of payments							quarterly
Repayment installment							$ 1,298
Balloon installment							$ 36,611
Expiration date							May 31, 2024
Vessels provided as collateral							The Citibank $62,600 Facility is secured by a first priority mortgage on the vessels Star Virgo and Star Marisa.
Line of credit facility, description							The Citibank $62,600 Facility was used together with cash on hand to refinance the outstanding amounts under the lease agreements of the Star Virgo and the Star Marisa.
CTBC Facility
Debt Instrument [Line Items]
Initiation date							May 24, 2019
Maximum borrowing capacity							$ 35,000
Amount drawn down				$ 35,000
Number of installments							20
Frequency of payments							quarterly
Repayment installment							$ 730
Balloon installment							$ 20,400
Expiration date							May 31, 2024
Vessels provided as collateral							The CTBC Facility is secured by a first priority mortgage on the vessel Star Karlie.
Line of credit facility, description							The CTBC Facility was used to refinance the outstanding amount under the lease agreement of the Star Karlie.
NTT Facility
Debt Instrument [Line Items]
Initiation date							Jul. 31, 2019
Maximum borrowing capacity							$ 17,500
Amount drawn down					$ 17,500
Number of installments							27
Frequency of payments							quarterly
Repayment installment							$ 313
Balloon installment							$ 9,063
Expiration date							Aug. 31, 2026
Vessels provided as collateral							The NTT Facility is secured by a first priority mortgage on the Star Aquarius.
Line of credit facility, description							The NTT Facility was used to refinance the outstanding loan amount of $11,161 of the Star Aquarius under the "NIBC $32,000 Facility".
NIBC $32,000 Facility
Debt Instrument [Line Items]
Repayments of debt					$ 11,161
CEXIM $106,470 Facility
Debt Instrument [Line Items]
Initiation date							Sep. 23, 2019
Maximum borrowing capacity							$ 106,470
Vessels provided as collateral							The CEXIM $106,470 Facility is secured by first priority mortgages on the vessels Katie K, Debbie H and Star Ayesha.
Line of credit facility, description							The CEXIM $106,470 Facility was used to refinance the outstanding amount under the lease agreements of the Katie K, the Debbie H and Star Ayesha.
Number of loan tranches							3
CEXIM $106,470 Facility | Tranche A
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 35,490
Amount drawn down						$ 35,490
Number of installments							40
Frequency of payments							quarterly
Repayment installment							$ 739
Balloon installment							5,915
CEXIM $106,470 Facility | Tranche B
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 35,490
Amount drawn down						35,490
Number of installments							40
Frequency of payments							quarterly
Repayment installment							$ 739
Balloon installment							5,915
CEXIM $106,470 Facility | Tranche C
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 35,490
Amount drawn down						$ 35,490
Number of installments							40
Frequency of payments							quarterly
Repayment installment							$ 739
Balloon installment							$ 5,915
HSBC Working Capital Facility | Subsequent Event
Debt Instrument [Line Items]
Initiation date	Feb. 06, 2020
Maximum borrowing capacity	$ 30,000
Amount drawn down		$ 8,834	$ 13,123
Vessels provided as collateral	The HSBC Working Capital Facility is secured by second priority mortgage on the eight vessels which secure the HSBC $80,000 Facility.
Line of credit facility, description	The HSBC Working Capital Facility will be used to finance working capital requirements.